Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	ADAPTIVE BIOTECHNOLOGIES CORPORATION
Entity Central Index Key	0001478320
Entity Incorporation State Country Code	WA
Entity File Number	001-38957
Entity Tax Identification Number	27-0907024
Entity Address, Address Line One	1165 Eastlake Avenue East
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	659-0067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false